Variable Account D of Union Security Insurance Company
TD Waterhouse Variable Annuity

Separate Account A of Union Security Life Insurance Company of New York
TD Waterhouse Variable Annuity

Union Security Insurance Company
TD Waterhouse Variable Annuity

Union Security Life Insurance Company of New York
TD Waterhouse Variable Annuity

Supplement dated June 9, 2025 to the variable annuity prospectus dated May 1, 2025

Effective on or about July 28, 2025, Sustainable Equity Portfolio will be renamed Quality Equity Portfolio. All references to the former name in the prospectus should be deleted and replaced accordingly.

This supplement should be retained for future reference.

HV-8164